CAPITAL ASSETS (Details Textual) - CAD CAD in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 19, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital assets [Line Items]
Impairment loss		CAD 14,800	CAD 0	CAD 14,762
Top of range [member]
Disclosure of Capital assets [Line Items]
Decrease percentage in reserve of cash generating units	2.00%
Ireland [Member]
Disclosure of Capital assets [Line Items]
Recoverable amount of asset or cash-generating unit		CAD 737,300